GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 12  -  GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	%	%	%

Taiwan, R.O.C.	33	37	31
USA	23	25	18
China	19	18	18
Korea	17	9	21
Other	8	11	12
Total	100	100	100

Revenues are attributed to countries based on the geographic location of the customer.

B.Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	%	%	%

Customer A	26	27	20
Customer B	24	16	19
Customer C	8	13	14

C. Long-lived assets by geographic location:

	As of December 31,
	2 0 2 0	2 0 1 9
	%	%

Israel	75	80
US	20	19
Other	5	1
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.